Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 9.3%
Absa Group Ltd	987,248	$4,547,181
Capitec Bank Holdings Ltd.	68,468	3,284,732
Nedbank Group Ltd.	581,056	3,255,720
Standard Bank Group Ltd.	1,586,892	9,146,266

		20,233,899

Capital Markets — 1.6%
Investec Ltd.	36,389	62,769
Reinet Investments SCA	214,642	3,348,169

		3,410,938

Chemicals — 1.9%
Sasol Ltd.(a)	802,845	4,121,358

Diversified Financial Services — 9.6%
FirstRand Ltd.	4,106,995	9,348,745
PSG Group Ltd.	289,310	2,666,224
Remgro Ltd.	693,881	5,469,339
RMB Holdings Ltd.	1,168,564	3,510,431

		20,994,739

Equity Real Estate Investment Trusts (REITs) — 1.5%
Growthpoint Properties Ltd.	4,484,601	3,174,669
Redefine Properties Ltd.	655,417	71,380

		3,246,049

Food & Staples Retailing — 9.0%
Bid Corp. Ltd.	435,342	6,082,120
Clicks Group Ltd.	342,083	4,516,477
Pick n Pay Stores Ltd.	691,383	2,089,895
Shoprite Holdings Ltd.	702,055	4,120,459
SPAR Group Ltd. (The)	290,167	2,883,483

		19,692,434

Food Products — 1.1%
Tiger Brands Ltd.	263,939	2,350,666

Health Care Providers & Services — 1.2%
Life Healthcare Group Holdings Ltd.	2,437,151	2,531,225

Industrial Conglomerates — 1.7%
Bidvest Group Ltd. (The)	422,253	3,637,036

Insurance — 8.7%
Discovery Ltd.	589,513	3,285,383
Momentum Metropolitan Holdings	1,971,577	1,928,018
Old Mutual Ltd.	6,359,478	4,050,990
Rand Merchant Investment Holdings Ltd.	1,464,858	2,257,590
Sanlam Ltd.	2,322,850	7,453,622

		18,975,603

Internet & Direct Marketing Retail — 20.8%
Naspers Ltd., Class N	287,008	45,393,320

Media — 1.5%
MultiChoice Group Ltd.(a)	661,878	3,247,912

Security	Shares	Value

Metals & Mining — 19.5%
Anglo American Platinum Ltd.	72,500	$4,564,586
AngloGold Ashanti Ltd.	484,586	11,668,326
Gold Fields Ltd.	1,063,629	8,271,564
Impala Platinum Holdings Ltd.	995,195	6,609,231
Kumba Iron Ore Ltd.	105,608	2,841,373
Northam Platinum Ltd.(a)	541,062	3,364,317
Sibanye Stillwater Ltd.(a)	2,874,219	5,277,431

		42,596,828

Multiline Retail — 1.2%
Woolworths Holdings Ltd.	1,609,593	2,640,428

Oil, Gas & Consumable Fuels — 1.3%
Exxaro Resources Ltd.	413,394	2,906,034

Pharmaceuticals — 1.9%
Aspen Pharmacare Holdings Ltd.(a)	536,524	4,250,924

Real Estate Management & Development — 1.4%
NEPI Rockcastle PLC	607,172	3,082,441

Specialty Retail — 2.2%
Mr. Price Group Ltd.	406,697	2,998,985
Pepkor Holdings Ltd.(b)	2,489,608	1,694,620

		4,693,605

Wireless Telecommunication Services — 5.7%
MTN Group Ltd.	2,125,166	6,497,430
Vodacom Group Ltd.	820,298	5,873,463

		12,370,893

Total Common Stocks — 101.1% (Cost: $388,183,887)		220,376,332

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	40,000	40,000

Total Short-Term Investments — 0.0% (Cost: $40,000)		40,000

Total Investments in Securities — 101.1% (Cost: $388,223,887)		220,416,332

Other Assets, Less Liabilities — (1.1)%		(2,462,008)

Net Assets — 100.0%		$217,954,324

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,416,634	(14,416,634)	—	$—	$40,770	(b)	$4,980	$(1,584)
BlackRock Cash Funds: Treasury, SL Agency Shares	242,000	(202,000)	40,000	40,000	3,660		—	—

				$40,000	$44,430		$4,980	$(1,584)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	13	06/18/20	$344	$15,001

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$220,376,332	$—	$—	$220,376,332
Money Market Funds	40,000	—	—	40,000

	$220,416,332	$—	$—	$220,416,332

Derivative financial instruments(a)
Assets
Futures Contracts	$15,001	$—	$—	$15,001

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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